Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Other Income (Loss)

($ millions)	2019	2018
Long-term investments	(2.0)	(15.5)
Loss on capital dispositions	(199.2)	(129.1)
Lease modification	12.2	—
Settlement proceeds	22.9	—
Other	6.2	1.1
Other income (loss)	(159.9)	(143.5)